Cash and cash equivalents - Summary of Cash and cash equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash	$ 18,930	$ 120,928
Time deposits and other investments	2,271	0
Short-term investments, classified as cash equivalents	3,193	78
Cash and cash equivalents	$ 24,394	$ 121,006	$ 58,557	$ 29,762